RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company has issued a promissory note amounting to $7,000 for general operating purposes to a related party. The note carries an interest rate of 5% and was due on July 14, 2019.

As of September 30, 2024 and December 31, 2023, the Company had advances due to related parties of $80,680 and $80,680, respectively. The amounts due bears no interest and are due on demand.

During the nine months ended September certain related parties forgave accrued expenses amounting to $675,000 for no consideration. The amount of the debt forgiven has been recorded to gain on forgives of accrued expenses on the Statement of Operations. As of September 30, 2024 and December 31, 2023, the Company had accounts payable and accrued liabilities due to related parties for services of $0 and $612,500, respectively.

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company has issued a promissory note amounting to $7,000 for general operating purposes to a related party. The note carries a interest rate of 5% and was due on July 14, 2019.

As of December 31, 2023 and 2022, the Company had advances due to related parties of $80,680 and $80,680, respectively. The amounts due bears no interest and are due on demand.

As of December 31, 2023 and 2022 the Company had accounts payable and accrued liabilities due to related parties for services of $612,500 and $537,500, respectively.